Long-Term Debt (Total Long Term Debt) (Parenthetical) (Detail) - USD ($)		1 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Jul. 31, 2016
Debt Instrument [Line Items]
Debt repurchased value			$ 263,000,000		$ 154,000,000	$ 39,000,000
Aggregate outstanding principal			$ 37,522,000,000	$ 34,094,000,000
Weighted-average percentage interest rates			4.73%	0.31%
Derivative restructuring current			$ 447,000,000	$ 0
Interest and Related Charges
Debt Instrument [Line Items]
Gain on early redemption of senior notes			35,000,000
Gain on early redemption of senior notes, after-tax			26,000,000
Sustainability Revolving Credit Agreement | June Twenty Twenty One
Debt Instrument [Line Items]
Debt, amount redeemed				250,000,000
Sustainability Revolving Credit Agreement | August Twenty Twenty One
Debt Instrument [Line Items]
Debt, amount redeemed				650,000,000
Sustainability Revolving Credit Agreement | November Twenty Twenty One
Debt Instrument [Line Items]
Repayments of borrowings				650,000,000
Sustainability Revolving Credit Agreement | December Twenty Twenty One
Debt Instrument [Line Items]
Repayments of borrowings				250,000,000
Sustainability Revolving Credit Agreement | May Twenty Twenty Two
Debt Instrument [Line Items]
Debt, amount redeemed			900,000,000
Junior Subordinated Debt
Debt Instrument [Line Items]
Interest Rate							5.25%
Debt instrument, face amount							$ 800,000,000
Environmental Sustainability And Social Investment Initiatives
Debt Instrument [Line Items]
Proceeds from borrowings				250,000,000
General Corporate Purposes
Debt Instrument [Line Items]
Proceeds from borrowings				650,000,000
Virginia Electric and Power Company
Debt Instrument [Line Items]
Aggregate outstanding principal			$ 15,760,000,000	$ 13,863,000,000
Weighted-average percentage interest rates			4.68%	0.26%
Dominion Energy | Sustainability Revolving Credit Agreement
Debt Instrument [Line Items]
Debt instrument, face amount			$ 900,000,000
Dominion Energy | Environmental Sustainability And Social Investment Initiatives | Sustainability Revolving Credit Agreement
Debt Instrument [Line Items]
Proceeds from borrowings			450,000,000
Dominion Energy | General Corporate Purposes | Sustainability Revolving Credit Agreement
Debt Instrument [Line Items]
Proceeds from borrowings			450,000,000
Repayments of borrowings		$ 450,000,000
1.45% to 7.0%, due 2022 to 2052 | Senior Notes
Debt Instrument [Line Items]
Aggregate outstanding principal	[1],[2]		$ 12,476,000,000	$ 11,238,000,000
Weighted-average percentage interest rates	[1],[2],[3]		4.01%
1.45% to 7.0%, due 2022 to 2052 | Minimum | Senior Notes
Debt Instrument [Line Items]
Interest Rate			1.45%
1.45% to 7.0%, due 2022 to 2052 | Maximum | Senior Notes
Debt Instrument [Line Items]
Interest Rate			7.00%
3.071% due 2024 | Junior Subordinated Debt
Debt Instrument [Line Items]
Interest Rate			3.071%
Aggregate outstanding principal			$ 700,000,000	700,000,000
Weighted-average percentage interest rates	[3]		3.07%
8.4% due 2031 | Junior Subordinated Debt
Debt Instrument [Line Items]
Interest Rate			8.40%
Aggregate outstanding principal			$ 10,000,000	10,000,000
Weighted-average percentage interest rates	[3]		8.40%
5.75% due 2054 | Enhanced Junior Subordinated Notes
Debt Instrument [Line Items]
Interest Rate			5.75%
Aggregate outstanding principal			$ 685,000,000	685,000,000
Weighted-average percentage interest rates	[3]		5.75%
Unsecured Senior Notes, 2.30% to 8.875%, due 2022 to 2052 | Senior Notes
Debt Instrument [Line Items]
Aggregate outstanding principal			$ 15,135,000,000	13,238,000,000
Unsecured Senior Notes, 2.30% to 8.875%, due 2022 to 2052 | Virginia Electric and Power Company | Senior Notes
Debt Instrument [Line Items]
Aggregate outstanding principal			$ 15,135,000,000	13,238,000,000
Weighted-average percentage interest rates	[3]		3.99%
Unsecured Senior Notes, 2.30% to 8.875%, due 2022 to 2052 | Minimum | Virginia Electric and Power Company
Debt Instrument [Line Items]
Interest Rate			2.30%
Unsecured Senior Notes, 2.30% to 8.875%, due 2022 to 2052 | Maximum | Virginia Electric and Power Company
Debt Instrument [Line Items]
Interest Rate			8.875%
Tax-Exempt Financings, 0.75% to 1.90%, due 2032 to 2041 | Tax-Exempt Financings
Debt Instrument [Line Items]
Aggregate outstanding principal	[4]		$ 625,000,000	625,000,000
Tax-Exempt Financings, 0.75% to 1.90%, due 2032 to 2041 | Virginia Electric and Power Company | Tax-Exempt Financings
Debt Instrument [Line Items]
Aggregate outstanding principal	[4]		$ 625,000,000	625,000,000
Weighted-average percentage interest rates	[3],[4]		1.32%
Tax-Exempt Financings, 0.75% to 1.90%, due 2032 to 2041 | Minimum | Virginia Electric and Power Company
Debt Instrument [Line Items]
Interest Rate			0.75%
Tax-Exempt Financings, 0.75% to 1.90%, due 2032 to 2041 | Maximum | Virginia Electric and Power Company
Debt Instrument [Line Items]
Interest Rate			1.90%
First mortgage bonds, 2.30% to 6.625%, due 2028 to 2065 | Minimum | DESC
Debt Instrument [Line Items]
Interest Rate			2.30%
First mortgage bonds, 2.30% to 6.625%, due 2028 to 2065 | Maximum | DESC
Debt Instrument [Line Items]
Interest Rate			6.625%
3.625% and 4.00%, due 2028 and 2033 | Tax-Exempt Financings
Debt Instrument [Line Items]
Aggregate outstanding principal	[5]		$ 54,000,000	54,000,000
Weighted-average percentage interest rates	[3],[5]		3.90%
3.625% and 4.00%, due 2028 and 2033 | Minimum | Tax-Exempt Financings
Debt Instrument [Line Items]
Interest Rate			3.625%
3.625% and 4.00%, due 2028 and 2033 | Maximum | Tax-Exempt Financings
Debt Instrument [Line Items]
Interest Rate			4.00%
4.82%, due 2042
Debt Instrument [Line Items]
Interest Rate			4.82%
Aggregate outstanding principal	[6]		$ 308,000,000	314,000,000
Weighted-average percentage interest rates	[3],[6]		4.82%
Tax-Exempt Financing, 3.8% due 2033
Debt Instrument [Line Items]
Interest Rate			3.80%
Tax-Exempt Financing, 3.8% due 2033 | Tax-Exempt Financings
Debt Instrument [Line Items]
Aggregate outstanding principal			$ 27,000,000	$ 27,000,000
Weighted-average percentage interest rates	[3]		3.80%
Industrial Revenue Bonds
Debt Instrument [Line Items]
Aggregate outstanding principal			$ 68,000,000
Long term debt due within one year | Virginia Electric and Power Company
Debt Instrument [Line Items]
Weighted-average percentage interest rates			2.75%
Long term debt due within one year | Dominion Energy
Debt Instrument [Line Items]
Weighted-average percentage interest rates			3.69%

[1]	In 2022, Dominion Energy repurchased $263 million of senior notes with various interest rates and maturity dates. Gains related to the early redemption of the senior notes were $35 million ($26 million after-tax) reflected within interest and related charges in Dominion Energy’s Consolidated Statements of Income.
[2]	Includes debt assumed by Dominion Energy from the merger of its former CNG subsidiary.
[3]	Represents weighted-average coupon rates for debt outstanding as of December 31, 2022.
[4]	These financings relate to certain pollution control equipment at Virginia Power’s generating facilities.
[5]	Industrial revenue bonds totaling $68 million are secured by letters of credit that expire, subject to renewal, in the fourth quarter of 2023.
[6]	Represents debt associated with Eagle Solar. The debt is nonrecourse to Dominion Energy and is secured by Eagle Solar’s interest in certain solar facilities.